Goodwill	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes to Financial Statements
Goodwill

Note 4 – Goodwill

On June 30, 2003, pursuant to the Asset Purchase and Security Agreement (“Purchase Agreement”), the Company’s sole stockholder purchased all of the furniture, fixture and equipment and the rights, titles and interest in the coffee house business from the then sole owner of the coffee house for total consideration of $70,000.

The acquisition of the coffee house’s assets, including furniture, fixture and equipment, was accounted for using the purchase method of accounting by allocating the purchase price over the assets acquired based on their estimated fair values at the date of acquisition. The excess of the purchase price over the assets acquired of $30,000 was recorded as goodwill. The purchase price has been allocated to the assets and liabilities as follows:

	Book Value	Fair Value Adjustment		Fair Market Value

Furniture, fixture and equipment	$40,000	$		$40,000

Goodwill			30,000	30,000

Total	40,000		30,000	70,000

Purchase price	$40,000		$30,000	$70,000

Goodwill, stated at cost, less accumulated impairment, if any, at June 30, 2012 and March 31, 2012, consisted of the following:

	June 30, 2012	March 31, 2012

Goodwill	$30,000	$30,000

Accumulated impairment	(-)	(-)

	$30,000	$30,000

Impairment

The management of the Company determined that there was no impairment of goodwill for the interim period ended June 30, 2012 and 2011.

Note 4 – Goodwill

On June 30, 2003, pursuant to the Asset Purchase and Security Agreement (“Purchase Agreement”), the Company’s sole stockholder purchased all of the furniture, fixture and equipment and the rights, titles and interest in the coffee house business from the then sole owner of the coffee house for total consideration of $70,000.

The acquisition of the coffee house’s assets, including furniture, fixture and equipment, was accounted for using the purchase method of accounting by allocating the purchase price over the assets acquired based on their estimated fair values at the date of acquisition. The excess of the purchase price over the assets acquired of $30,000 was recorded as goodwill. The purchase price has been allocated to the assets and liabilities as follows:

	Book Value	Fair Value Adjustment		Fair Market Value

Furniture, fixture and equipment	$40,000	$		$40,000

Goodwill			30,000	30,000

Total	40,000		30,000	70,000

Purchase price	$40,000		$30,000	$70,000

Goodwill, stated at cost, less accumulated impairment, if any, at March 31, 2012 and 2011, consisted of the following:

	March 31, 2012	March 31, 2011

Goodwill	$30,000	$30,000

Accumulated impairment	(-)	(-)

	$30,000	$30,000

Impairment

The management of the Company determined that there was no impairment of goodwill for the year ended March 31, 2012 and 2011.